Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table reflects the estimated fair value of derivative instruments included in other assets and other liabilities on the Consolidated Balance Sheets along with their respective notional amounts on a gross basis.

	As of December 31, 2025			As of December 31, 2024
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Interest Rate Products	$16,542	$180	$191	$16,542	$66	$89
Total derivatives not designated as hedging instruments	$16,542	$180	$191	$16,542	$66	$89

Schedule of Derivatives Not Designated as Hedging Instruments
The table below presents the effect of the Company’s derivative financial instruments that are not designated as hedging instruments on the Consolidated Statements of Income as of December 31, 2025, 2024, and 2023. The Company recognized $0.02 million, $0.3 million and $0 of other income related to client swaps during the years ended December 31, 2025, 2024, and 2023 respectively.

		For the year ended December 31,
(dollars in thousands)	Location of Gain or (Loss) Recognized in Income	2025	2024	2023
Interest Rate Products (1)	Other non-interest income	$12	$(23)	$—
Mortgage derivatives - Interest rate lock commitments	Other non-interest income / expense	—	(41)	—
Mortgage derivatives - Forward commitments	Other non-interest income / expense	—	41	—
Total		$12	$(23)	$—
(1)Gain (loss) represents net fair value adjustments (including credit-related adjustments) for client swaps.